SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Summary Of Significant Accounting Policies [Abstract]
Components of Antidilutive Securities

The following chart lists the securities as of June 30, 2013 and 2012 that were not included in the computation of diluted net loss per share because their effect would have been antidilutive:

	Common Shares
	June 30, 2013 Unaudited	June 30, 2012 Unaudited
Options to purchase common stock	9,587,958	8,073,458
Warrants to purchase common stock	7,124,839	8,042,964
Convertible promissory notes	685,714	12,988,748
Convertible preferred stock in AbTech	6,457,467	6,563,943
	23,855,978	35,669,113